FINANCING AND FINANCIAL INSTRUMENTS - Derivative Financial Instruments - Classified as Level 3 (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 22, 2020 USD ($)	Dec. 09, 2020 USD ($)	May 18, 2020 USD ($)	Sep. 27, 2011 USD ($)	Dec. 28, 2009 USD ($)
Disclosure of detailed information about financial instruments [line items]
Number of working days over which stock market prices are observed	90 days
Fair value measurement, steel price (USD per metric ton)	$ 554
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning of period, liabilities	(41,815,000,000)
End of period, liabilities	(39,168,000,000)	$ (41,815,000,000)
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning of period, assets	82,052,000,000
End of period, assets	90,512,000,000	82,052,000,000
Level 3
Reconciliation Of Changes In Fair Value Measurement, Assets (Liabilities) [Abstract]
Beginning of period, assets (liabilities)	59,000,000	(174,000,000)
Change in fair value/foreign exchange differences	(44,000,000)	(72,000,000)
End of period, assets (liabilities)	$ 15,000,000	59,000,000		$ 305,000,000
Level 3 | Call option on 1,000 mandatory convertible bonds
Disclosure of detailed information about financial instruments [line items]
Spot price	137
Volatility percentage (in percent)	18.00%
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning of period, assets	$ 59,000,000	127,000,000
Change in fair value/foreign exchange differences	(44,000,000)	(68,000,000)
End of period, assets	$ 15,000,000	59,000,000		0
Level 3 | Call option on 1,000 mandatory convertible bonds | Stock market price movement
Disclosure of detailed information about financial instruments [line items]
Increase in fair value measurement, percentage, due to a 10% increase in unobservable input (in percent)	465.00%
Decrease in fair value measurement, percentage, due to a 10% decrease in unobservable input (in percent)	95.00%
Level 3 | Put option with ISP
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning of period, liabilities	$ 0	(125,000,000)
Change in fair value/foreign exchange differences	0	(10,000,000)
End of period, liabilities	0	0		(135,000,000)
Level 3 | Special payment in pellet purchase agreement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning of period, liabilities	0	(176,000,000)
Change in fair value/foreign exchange differences	0	6,000,000
End of period, liabilities	0	$ 0		$ (170,000,000)
Mandatorily convertible unsecured unsubordinated bonds
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 1,000,000,000		$ 869,000,000		$ 1,250,000,000	$ 1,000,000,000	$ 750,000,000